DEBT, CREDIT FACILITIES, AND CAPITAL LEASE OBLIGATIONS (Maturities of Long-term Debt Footnotes) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2010	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Sep. 30, 2012
Variable Rate Demand Obligation [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
Debt face amount	$ 115	$ 37
Springerville Unit 2 Local Furnishings [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
Debt face amount	100
Unsecured Debt [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
Debt face amount			150		91	150
Debt discount				$ 2